UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22432

Oxford Lane Capital Corp.

(Exact name of registrant as specified in charter)

8 Sound Shore Drive, Suite 255

Greenwich, CT 06830

(Address of principal executive offices)

Jonathan H. Cohen
Chief Executive Officer
Oxford Lane Capital Corp.
8 Sound Shore Drive, Suite 255
Greenwich, CT 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 983-5275

Date of fiscal year end: March 31

Date of reporting period: July 1, 2019 – June 30, 2020

Item 1. Proxy Voting Record.

Issuer Name: Venture XV CLO
Meeting Date: July 3, 2019 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 92328LAB1
Proposal No.	Proposal	Proposed By	Oxford Lane Capital Corp. (“OXLC”) Rec	Vote Cast	Sponsor
1	This Supplemental Indenture, in conjunction with the Reset, amended the Indenture to reflect the terms of the Reset.	CLO Manager	For	Consented	CLO Manager

Issuer Name: Ocean Trails CLO VI
Meeting Date: July 3, 2019 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 67515TAE3
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
2	This Supplemental Indenture, in conjunction with the Reset, amended the Indenture to reflect the terms of the Reset.	CLO Manager	For	Consented	CLO Manager

Issuer Name: Madison Park Funding XXIV
Meeting Date: August 8, 2019 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 55820QAC8
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
3	This Supplemental Indenture, in conjunction with the Refinancing, amended the Indenture to reflect the terms of the Refinancing.	CLO Manager	For	Consented	CLO Manager

Issuer Name: HPS Loan Management 10-2016
Meeting Date: August 26, 2019 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 40436UAC7
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
4	This Supplemental Indenture, in conjunction with the Refinancing, amended the Indenture to reflect the terms of the Refinancing.	CLO Manager	For	Consented	CLO Manager

Issuer Name: OZLM XIV
Meeting Date: September 19, 2019 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 67110JAE4
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
5	This Supplemental Indenture, in conjunction with the Refinancing, amended the Indenture to reflect the terms of the Refinancing.	CLO Manager	For	Consented	CLO Manager

Issuer Name: OZLM Funding III
Meeting Date: October 10, 2019 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 67108GAC8
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
6	OXLC elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	CLO Manager	For	Consented	CLO Manager

Issuer Name: Shackleton 2017-X CLO
Meeting Date: October 24, 2019 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 81883CAC9
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
7	OXLC elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	CLO Manager	For	Consented	CLO Manager

Issuer Name: Shackleton 2017-X CLO
Meeting Date: November 1, 2019 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 81883CAC9
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
8	OXLC elected to withdraw its notice of Optional Redemption pursuant to the deal indenture.	CLO Manager	For	Consented	CLO Manager

Issuer Name: OZLM Funding III
Meeting Date: November 7, 2019 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 67108GAC8
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
9	This Supplemental Indenture, in conjunction with the Refinancing, amended the Indenture to reflect the terms of the Refinancing.	CLO Manager	For	Consented	CLO Manager

Issuer Name: Madison Park Funding XXII
Meeting Date: January 13, 2020 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 55819VAC0
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
10	OXLC elected in favor of a reset of this deal via an Optional Redemption pursuant to the deal indenture.	CLO Manager	For	Consented	CLO Manager

Issuer Name: Figueroa CLO 2013-2
Meeting Date: January 14, 2020 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: G34735AB9
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
11	OXLC elected in favor of a call of this deal via an Optional Redemption pursuant to the deal indenture.	CLO Manager	For	Consented	CLO Manager

Issuer Name: Shackleton 2017-X CLO
Meeting Date: January 14, 2020 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 81883CAC9
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
12	OXLC elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	CLO Manager	For	Consented	CLO Manager

Issuer Name: Venture XIV CLO
Meeting Date: January 27, 2020 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 92328HAC8
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
13	OXLC elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	CLO Manager	For	Consented	CLO Manager

Issuer Name: Shackleton 2017-X CLO
Meeting Date: February 7, 2020 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 81883CAC9
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
14	This Supplemental Indenture, in conjunction with the Refinancing, amended the Indenture to reflect the terms of the Refinancing.	CLO Manager	For	Consented	CLO Manager

Issuer Name: Madison Park Funding XXII
Meeting Date: February 19, 2020 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 55819VAC0
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
15	This Supplemental Indenture, in conjunction with the Reset, amended the Indenture to reflect the terms of the Reset.	CLO Manager	For	Consented	CLO Manager

Issuer Name: Bristol Park CLO
Meeting Date: February 21, 2020 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 11015TAA4 / G1382AA0
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
16	This Supplemental Indenture, in conjunction with the Refinancing, amended the Indenture to reflect the terms of the Refinancing.	CLO Manager	For	Consented	CLO Manager

Issuer Name: Venture XIV CLO
Meeting Date: February 27, 2020 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 92328HAC8
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
17	This Supplemental Indenture, in conjunction with the Refinancing, amended the Indenture to reflect the terms of the Refinancing.	CLO Manager	For	Consented	CLO Manager

Issuer Name: Figueroa CLO 2013-2
Meeting Date: March 18, 2020 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: G34735AB9
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
18	OXLC approved an acknowledgement and consent allowing the remaining assets in Figueroa CLO 2013-2 to be distributed on any business day, rather than only on a Payment Date.	CLO Manager	For	Consented	CLO Manager

Issuer Name: AMMC CLO XII
Meeting Date: April 8, 2020 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 00176EAE7
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
19	This Supplemental Indenture amended the Indenture's definition of "Collection Period" to include the last day of the month prior to the Payment Date.	CLO Manager	For	Consented	CLO Manager

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OXFORD LANE CAPITAL CORP.

By:	/s/ Jonathan H. Cohen
Jonathan H. Cohen
Chief Executive Officer
Date: August 25, 2020